Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Additional paid in capital [member]	Treasury stock [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) [member]	Class A common stock [member]	Class B common stock [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2018	$ 1,796,594	$ 80,041	$ (136,388)	$ 1,828,615	$ (4,227)	$ 21,087	$ 7,466
Beginning balance, shares (Previously stated [member]) at Dec. 31, 2018						31,257,686	10,938,125
Net profit (loss)	247,002			247,002
Other comprehensive income (loss)	(4,401)				(4,401)
Issuance of stock for employee awards		(55)				$ 55
Issuance of stock for employee awards, shares						80,170
Share-based compensation expense	6,149	6,149
Dividends paid	(110,438)			(110,438)
Repurchase of treasury shares	0
Ending balance at Dec. 31, 2019	1,934,906	86,135	(136,388)	1,965,179	(8,628)	$ 21,142	$ 7,466
Ending balance, shares at Dec. 31, 2019						31,337,856	10,938,125
Net profit (loss)	(607,062)			(607,062)
Other comprehensive income (loss)	(15,454)				(15,454)
Issuance of stock for employee awards		(57)				$ 57
Issuance of stock for employee awards, shares						83,409
Share-based compensation expense	5,263	5,263
Dividends paid	(33,990)			(33,990)
Other	(105)			(105)
Repurchase of treasury shares	0
Ending balance at Dec. 31, 2020	1,283,558	91,341	(136,388)	1,324,022	(24,082)	$ 21,199	$ 7,466
Ending balance, shares at Dec. 31, 2020						31,421,265	10,938,125
Net profit (loss)	43,844			43,844
Other comprehensive income (loss)	5,412				5,412
Issuance of stock for employee awards		(90)				$ 90
Issuance of stock for employee awards, shares						132,880
Share-based compensation expense	7,097	7,097
Repurchase of treasury shares	(40,514)		(40,514)			$ (559,025)
Ending balance at Dec. 31, 2021	$ 1,299,397	$ 98,348	$ (176,902)	$ 1,367,866	$ (18,670)	$ 21,289	$ 7,466
Ending balance, shares at Dec. 31, 2021						30,995,120	10,938,125